Investments in equity accounted units - Summary of Investments in equity accounted units (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investments in equity accounted units [Line Items]
Non-current assets	$ 70,499	$ 70,047
Current assets	17,303	20,168
Total assets	87,802	90,949
Non-current liabilities	(31,435)	(30,261)
Total liabilities	(42,560)	(41,126)
Rio Tinto's share of net assets	3,971	4,299
Investment in equity accounted units [Member]
Disclosure of Investments in equity accounted units [Line Items]
Non-current assets	5,820	6,000
Current assets	831	887
Total assets	6,651	6,887
Current liabilities	(675)	(607)
Non-current liabilities	(2,005)	(1,981)
Total liabilities	(2,680)	(2,588)
Rio Tinto's share of net assets	$ 3,971	$ 4,299	$ 4,486